Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Jun. 21, 2021 CAD ($)
Financial Instruments [Line Items]
Cash and cash equivalents	$ 19,341,756		$ 18,263,389
Current liabilities	19,373,903		3,058,387
Other loans payables current and non current	62,709		142,127
Cash on hand	19,341,756		10,830,891
Accounts payable current	1,292,128		1,814,067
Impact on profit loss due to change in exchange rates	542,102		79,627
Payable towards royalty and others current	$ 5,000,000		0
Equipment [Member]
Financial Instruments [Line Items]
Long term debt bearing fixed interest rate percentage	5.84%	5.84%
Convertible Debt [Member] | Canadian Prime Rate [Member]
Financial Instruments [Line Items]
Significant unobservable inputs percentage increase decrease in interest rate	1.00%	1.00%
Significant unobservable input impact of interest rate changes on profit or loss before tax	$ 43,807
Convertible Debt [Member] | Silicon Valley Bank [Member]
Financial Instruments [Line Items]
Convertible debt facility face value				$ 10,000,000
Convertible Debt [Member] | Silicon Valley Bank [Member] | Canadian Prime Rate [Member]
Financial Instruments [Line Items]
Long term debt paid in kind interest rate percentage	7.00%
Convertible Debt [Member] | Silicon Valley Bank [Member] | Canadian Prime Rate [Member] | Minimum [Member]
Financial Instruments [Line Items]
Long term debt variable interest rate percentage	2.45%	2.45%
Equipment Loan [Member]
Financial Instruments [Line Items]
Convertible debt facility face value	$ 235,000
Other loans payables current and non current	62,709
Currency Risk [Member]
Financial Instruments [Line Items]
Cash on hand	$ 933,816		$ 1,159,926
Canada, Dollars [Member]
Financial Instruments [Line Items]
Foreign exchange rate translation	1.3226	1.3226	1.3544
Percentage increase in significant unobservable inputs assets	10.00%	10.00%	10.00%
Percentage increase in significant unobservable inputs liabilities	10.00%	10.00%	10.00%
Canada, Dollars [Member] | Convertible Debt [Member]
Financial Instruments [Line Items]
Convertible debt facility face value		$ 10,000,000